Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of other property and equipment held for use and estimated useful lives	A summary of other property and equipment held for use and the estimated useful lives thereof is as follows:

	December 31,		Estimated Useful Life
	2019	2018
	($ in millions)		(in years)
Buildings and improvements	$1,058	$1,053	10 – 39
Computer equipment	355	353	5
Sand mine	78	—	10 – 30
Natural gas compressors(a)	48	48	3 – 20
Land	115	106
Other	156	161	5 – 20
Total other property and equipment, at cost	1,810	1,721
Less: accumulated depreciation	(692)	(630)
Total other property and equipment, net	$1,118	$1,091
___________________________________________
(a)    Includes assets under finance lease of $27 million, less accumulated depreciation of $10 million and $1 million, as of December 31, 2019 and 2018, respectively. The related amortization expense for assets under finance lease is included in depreciation, depletion and amortization expense on our consolidated statement of operations.